Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	ff1_SupplementTextBlock

FORWARD FUNDS

Supplement dated July 24, 2015

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Investment Grade

Fixed-Income Fund, Forward Funds Investor Class and Institutional Class Prospectus (“No-Load

Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2015, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN

INVESTMENT STRATEGIES AND PORTFOLIO MANAGER

The following information applies to the Forward Investment Grade Fixed-Income Fund (the “Fund”) only:

Change in Principal Investment Strategies

Effective August 25, 2015, the section titled “Principal Investment Strategies” in the Fund’s “Fund Summary” section in each of the prospectuses shall be replaced in its entirety to read as follows:

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in investment grade debt securities or synthetic or other instruments that have similar economic characteristics to investment grade debt securities. The Fund primarily invests in bonds and exchange-traded funds (“ETFs”). The Fund also can opportunistically invest in swaps, futures and other synthetic instruments (including credit default swaps and other instruments linked to credit default indices) that provide exposures to investment grade quality U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities. The Fund’s duration will typically be within four years of the Fund’s benchmark, the Barclays U.S. Government/Credit Bond Index (the “Benchmark”), although the duration may vary based on Forward Management, LLC’s (“Forward Management” or the “Advisor”) view of market conditions. Duration is the measure of price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2015, the Benchmark’s duration was 6.27.

The investment process involves an assessment of the Fund’s potential exposure to interest rate risk and credit risk relative to the value of specific issues, while also seeking to balance trading efficiency, low costs, high liquidity, and the need for current income. The assessment of the portfolio management team may differ meaningfully from the Benchmark’s targets for interest rate risk, credit risk and yield characteristics as a response to changing market conditions.

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No Load | Forward Investment Grade Fixed-Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff1_SupplementTextBlock

FORWARD FUNDS

Supplement dated July 24, 2015

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Investment Grade

Fixed-Income Fund, Forward Funds Investor Class and Institutional Class Prospectus (“No-Load

Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2015, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN

INVESTMENT STRATEGIES AND PORTFOLIO MANAGER

The following information applies to the Forward Investment Grade Fixed-Income Fund (the “Fund”) only:

Change in Principal Investment Strategies

Effective August 25, 2015, the section titled “Principal Investment Strategies” in the Fund’s “Fund Summary” section in each of the prospectuses shall be replaced in its entirety to read as follows:

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in investment grade debt securities or synthetic or other instruments that have similar economic characteristics to investment grade debt securities. The Fund primarily invests in bonds and exchange-traded funds (“ETFs”). The Fund also can opportunistically invest in swaps, futures and other synthetic instruments (including credit default swaps and other instruments linked to credit default indices) that provide exposures to investment grade quality U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities. The Fund’s duration will typically be within four years of the Fund’s benchmark, the Barclays U.S. Government/Credit Bond Index (the “Benchmark”), although the duration may vary based on Forward Management, LLC’s (“Forward Management” or the “Advisor”) view of market conditions. Duration is the measure of price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2015, the Benchmark’s duration was 6.27.

The investment process involves an assessment of the Fund’s potential exposure to interest rate risk and credit risk relative to the value of specific issues, while also seeking to balance trading efficiency, low costs, high liquidity, and the need for current income. The assessment of the portfolio management team may differ meaningfully from the Benchmark’s targets for interest rate risk, credit risk and yield characteristics as a response to changing market conditions.

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Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in investment grade debt securities or synthetic or other instruments that have similar economic characteristics to investment grade debt securities. The Fund primarily invests in bonds and exchange-traded funds (“ETFs”). The Fund also can opportunistically invest in swaps, futures and other synthetic instruments (including credit default swaps and other instruments linked to credit default indices) that provide exposures to investment grade quality U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities. The Fund’s duration will typically be within four years of the Fund’s benchmark, the Barclays U.S. Government/Credit Bond Index (the “Benchmark”), although the duration may vary based on Forward Management, LLC’s (“Forward Management” or the “Advisor”) view of market conditions. Duration is the measure of price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2015, the Benchmark’s duration was 6.27.

The investment process involves an assessment of the Fund’s potential exposure to interest rate risk and credit risk relative to the value of specific issues, while also seeking to balance trading efficiency, low costs, high liquidity, and the need for current income. The assessment of the portfolio management team may differ meaningfully from the Benchmark’s targets for interest rate risk, credit risk and yield characteristics as a response to changing market conditions.
Class Z Shares | Forward Investment Grade Fixed-Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff1_SupplementTextBlock

FORWARD FUNDS

Supplement dated July 24, 2015

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Investment Grade

Fixed-Income Fund, Forward Funds Investor Class and Institutional Class Prospectus (“No-Load

Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2015, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN

INVESTMENT STRATEGIES AND PORTFOLIO MANAGER

The following information applies to the Forward Investment Grade Fixed-Income Fund (the “Fund”) only:

Change in Principal Investment Strategies

Effective August 25, 2015, the section titled “Principal Investment Strategies” in the Fund’s “Fund Summary” section in each of the prospectuses shall be replaced in its entirety to read as follows:

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in investment grade debt securities or synthetic or other instruments that have similar economic characteristics to investment grade debt securities. The Fund primarily invests in bonds and exchange-traded funds (“ETFs”). The Fund also can opportunistically invest in swaps, futures and other synthetic instruments (including credit default swaps and other instruments linked to credit default indices) that provide exposures to investment grade quality U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities. The Fund’s duration will typically be within four years of the Fund’s benchmark, the Barclays U.S. Government/Credit Bond Index (the “Benchmark”), although the duration may vary based on Forward Management, LLC’s (“Forward Management” or the “Advisor”) view of market conditions. Duration is the measure of price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2015, the Benchmark’s duration was 6.27.

The investment process involves an assessment of the Fund’s potential exposure to interest rate risk and credit risk relative to the value of specific issues, while also seeking to balance trading efficiency, low costs, high liquidity, and the need for current income. The assessment of the portfolio management team may differ meaningfully from the Benchmark’s targets for interest rate risk, credit risk and yield characteristics as a response to changing market conditions.

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Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in investment grade debt securities or synthetic or other instruments that have similar economic characteristics to investment grade debt securities. The Fund primarily invests in bonds and exchange-traded funds (“ETFs”). The Fund also can opportunistically invest in swaps, futures and other synthetic instruments (including credit default swaps and other instruments linked to credit default indices) that provide exposures to investment grade quality U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities. The Fund’s duration will typically be within four years of the Fund’s benchmark, the Barclays U.S. Government/Credit Bond Index (the “Benchmark”), although the duration may vary based on Forward Management, LLC’s (“Forward Management” or the “Advisor”) view of market conditions. Duration is the measure of price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2015, the Benchmark’s duration was 6.27.

The investment process involves an assessment of the Fund’s potential exposure to interest rate risk and credit risk relative to the value of specific issues, while also seeking to balance trading efficiency, low costs, high liquidity, and the need for current income. The assessment of the portfolio management team may differ meaningfully from the Benchmark’s targets for interest rate risk, credit risk and yield characteristics as a response to changing market conditions.